Principal associates (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Abstract]
Summary of principal associates
At 31 December 2017
Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Australia
Boyne Smelters Limited (a)	Aluminium smelting	153,679,560	Ordinary	59.4	59.4
Brazil
Mineração Rio do Norte S.A. (b)	Bauxite mining	25,000,000,000	Ordinary	12.5	12
		47,000,000,000	Preferred	11.75
United States of America
Halco (Mining) Inc	(c)	4,500	Common	45	45

This list includes only those associates that have a more significant impact on the profit or operating assets of the Group. Refer to note 46 for a list of related undertakings.

The Group’s principal associates are held by intermediate holding companies and not directly by Rio Tinto plc or Rio Tinto Limited.

(a)

The parties that collectively control Boyne Smelters Limited do so through decisions that are determined on an aggregate voting interest that can be achieved by several combinations of the parties. Although each combination requires Rio Tinto’s approval, this is not joint control as defined under IFRS 11. Rio Tinto is therefore determined to have significant influence over this company.

(b)

Although the Group holds only 12 per cent of Mineração Rio do Norte S.A., it has representation on its board of directors and a consequent ability to participate in the financial and operating policy decisions. It is therefore determined that Rio Tinto has significant influence.

(c)	Halco (Mining) Inc has a 51 per cent indirect interest in Compagnie des Bauxites de Guinée, a bauxite mine, the core assets of which are located in Guinea.

Summary information for associates that are material to the Group

This summarised financial information is shown on a 100 per cent basis. It represents the amounts shown in the associate’s financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Boyne	Boyne
	Smelters	Smelters
	Limited (a)	Limited (a)
	2017	2016
	US$m	US$m
Revenue	-	-

Profit after tax	5	12

Other comprehensive income/(loss) (b)	56	(4)
Total comprehensive income	61	8

Non-current assets	1,468	1,465
Current assets	88	66
Current liabilities	(99)	(121)
Non-current liabilities	(996)	(987)
Net assets	461	423

(a)

Boyne Smelters Limited is a tolling operation; as such it is dependent on its participants for funding which is provided through cash calls. Rio Tinto Aluminium has made certain prepayments to Boyne for toll processing of alumina. These are charged to Group operating costs as processing takes place.

(b)	“Other comprehensive income/(loss)” is net of amounts recognised by subsidiaries in relation to quasi equity loans.

Reconciliation of financial information for principal associates by carrying value
Group interest	59.4%	59.4%
Net assets	461	423
Group's ownership interest	274	251
Loans to equity accounted units	159	163
Carrying value of Group's interest	433	414

Summary information for joint ventures and associates that are not individually material to the group

Summary information for joint ventures and associates that are not individually material to the Group

	Joint	Joint
	ventures	ventures	Associates	Associates
	2017	2016	2017	2016
	US$m	US$m	US$m	US$m
Carrying value of Group's interest	-	-	571	707

Profit after tax	-	-	25	36

Other comprehensive income/(loss)	-	-	14	13
Total comprehensive income	-	-	39	49